UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: ___

  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

       /s/  John Grizzetti              New York, New York       May 15, 2008
     --------------------------------  --------------------  -------------------
/s/ by  John Grizzetti with Express       [City, State]            [Date]
       ---------------
    Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              21
                                            --------------------

Form 13F Information Table Value Total:        $1,226,551 (thousands)
                                            --------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE

Column 1                          Column 2      Column 3   Column 4            Column 5        Column 6  Col 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE   SHRS OR             PUT/  INVSTMNT  OTHER  VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT     SH/PRN  CALL  DSCRTN    MGRS   SOLE  SHARED  NONE
APPLERA CORP  - APPLIED
BIOSYSTEMS GROUP                     COM        038020103   35,933   1,093,527    SH            Sole             X
BRISTOL-MYERS SQUIBB COMPANY         COM        110122108   36,636   1,720,000    SH            Sole             X
WTS/CONSECO, INC. 27.6000
EXP09/10/2008                        WTS        208464123        3     130,741    SH     CALL   Sole             X
COUNTRYWIDE FINANCIAL CORP
FRN  04/15/2037 SER: A CONV          CNV        222372AN4   74,340  84,000,000    PRN           Sole             X
CYPRESS SEMICONDUCTOR CORP           COM        232806109   45,692   1,935,300    SH            Sole             X
EMC CORPORATION MASS                 COM        268648102   64,966   4,530,400    SH            Sole             X
ENTERGY CORPORATION                  COM        29364G103  334,548   3,067,000    SH            Sole             X
GOLDEN ENTERPRISES                   COM        381010107    1,374     556,417    SH            Sole             X
HOME FEDERAL BANCORP, INC.           COM        43710G105      108       9,000    SH            Sole             X
HUBBELL INCORPORATED CLASS
A CMN CLASS A                        COM        443510102   17,364     364,413    SH            Sole             X
HUBBELL INCORPORATED CLASS B
CMN CLASS B                          COM        443510201   70,857   1,621,811    SH            Sole             X
INTERNET CAPITAL GROUP INC.          COM        46059C205   24,125   2,304,164    SH            Sole             X
MDS INC CMN                          COM        55269P302   85,796   4,404,308    SH            Sole             X
MIRANT CORPORATION                   COM        60467R100       82       2,250    SH            Sole             X
NORTHWEST AIRLINES CORPORATION       COM        667280408      608      67,598    SH            Sole             X
PLAYBOY ENTERPRISES INC
CL-B (HOLDING CO) CLASS B            COM        728117300    2,337     280,500    SH            Sole             X
REUTERS GROUP PLC SPONS ADR          COM        76132M102    3,107      44,842    SH            Sole             X
SAIC, INC. CMN                       COM        78390X101  168,556   9,067,047    SH            Sole             X
SP ACQUISITION HOLDINGS INC.        OTHER       78470A203   15,648   1,600,000    SH            Sole             X
SUNPOWER CORPORATION CLASS A         COM        867652109   25,929     347,996    SH            Sole             X
YAHOO! INC                           COM        984332106  218,542   7,554,181    SH            Sole             X